SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Total net sales	$ 2,885,645	$ 3,245,903	$ 8,172,469	$ 12,737,673	$ 16,102,136	$ 34,424,314
Total segment gross profit	2,183,962	1,602,792	5,955,154	7,677,757	9,256,670	23,622,443
Selling and marketing expenses	948,228	928,246	3,112,773	5,723,642	6,989,660	17,239,655
General and administrative expenses	1,972,405	4,678,620	6,375,717	13,787,444	17,081,915	19,714,963
Consolidated operating loss	(736,671)	$ (4,004,074)	(3,533,336)	(11,833,329)	(14,814,905)	(13,332,175)
Assets	$ 7,821,341		7,821,341		17,079,715	43,164,724
Consolidated payments for property and equipment				1,404,013	1,196,406	9,331,967
Consolidated depreciation and amortization			$ 442,643	$ 539,411	726,666	655,267
Corporate Segment [Member]
Revenue from External Customer [Line Items]
Assets					12,118,647	29,435,505
Consolidated payments for property and equipment					1,196,406	9,123,016
Consolidated depreciation and amortization					624,933	560,808
Health And Wellness Products [Member]
Revenue from External Customer [Line Items]
Total net sales					15,990,756	32,147,330
Total segment gross profit					9,192,641	22,059,788
Consolidated payments for property and equipment						208,952
Consolidated depreciation and amortization					101,733	94,459
Other [Member]
Revenue from External Customer [Line Items]
Total net sales					111,380	2,276,984
Total segment gross profit					64,029	1,562,655
Health And Wellness [Member]
Revenue from External Customer [Line Items]
Assets					$ 4,961,068	$ 13,729,219